Share-based Compensation - Summary of Performance Share Units (Detail) - Long Term Incentive Plans [Member] - Performance Share Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2017	408,714
Shares, Granted	0
Shares, Vested	97,355
Shares, Forfeited	28,421
Shares, Outstanding at December 31, 2017	282,938	408,714
Weighted average grant date fair value, Outstanding at January 1, 2017	$ 71.52
Weighted average grant date fair value, Granted	0	$ 82.53	$ 75.28
Weighted average grant date fair value, Vested	64.46
Weighted average grant date fair value, Forfeited	67.93
Weighted average grant date fair value, Outstanding at December 31, 2017	$ 74.31	$ 71.52
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2017	325,183
Shares, Granted	0
Shares, Vested	270,029
Shares, Forfeited	17,363
Shares, Outstanding at December 31, 2017	37,791	325,183
Weighted average grant date fair value, Outstanding at January 1, 2017	$ 38.63
Weighted average grant date fair value, Granted	0
Weighted average grant date fair value, Vested	37.78
Weighted average grant date fair value, Forfeited	48.22
Weighted average grant date fair value, Outstanding at December 31, 2017	$ 40.28	$ 38.63